MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Amortized cost	$ 54,855
Unrealized gains	508
Unrealized losses	(19)
Fair Value	55,344
Corporate Debt Securities [Member] | Maturing between One to Five Year [Member]
Amortized cost	53,351
Unrealized gains	508
Unrealized losses	(6)
Fair Value	53,853
Accrued Interest [Member]
Amortized cost	449
Unrealized gains	0
Unrealized losses	0
Fair Value	$ 449